Annual Total Returns - American Century Asset Allocation Portfolio	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ONE CHOICE IN RETIREMENT PORTFOLIO | ONE CHOICE IN RETIREMENT PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	7.54%	11.07%	(13.22%)	8.89%	10.71%	15.85%	(4.16%)	10.21%	5.91%	(1.69%)
ONE CHOICE 2030 PORTFOLIO | ONE CHOICE 2030 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	8.07%	12.07%	(14.74%)	10.10%	12.61%	18.57%	(5.53%)	13.51%	6.41%	(1.37%)
ONE CHOICE 2035 PORTFOLIO | ONE CHOICE 2035 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	8.69%	12.86%	(15.62%)	10.80%	13.86%	20.01%	(6.10%)	14.71%	6.54%	(1.23%)
ONE CHOICE 2040 PORTFOLIO | ONE CHOICE 2040 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	9.51%	13.64%	(16.39%)	11.45%	15.11%	21.32%	(6.53%)	16.07%	6.80%	(1.32%)
ONE CHOICE 2045 PORTFOLIO | ONE CHOICE 2045 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	10.40%	14.31%	(17.01%)	12.30%	16.41%	22.72%	(7.16%)	17.51%	7.15%	(1.38%)
ONE CHOICE 2050 PORTFOLIO | ONE CHOICE 2050 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	11.27%	15.14%	(17.39%)	13.37%	17.43%	24.08%	(7.72%)	18.59%	7.40%	(1.59%)
ONE CHOICE 2055 PORTFOLIO | ONE CHOICE 2055 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	12.10%	15.76%	(17.61%)	13.87%	17.91%	24.54%	(8.03%)	19.04%	7.60%	(1.64%)
ONE CHOICE 2060 PORTFOLIO | ONE CHOICE 2060 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	12.45%	16.05%	(17.80%)	14.38%	18.10%	24.88%	(8.13%)	19.31%	7.71%
ONE CHOICE 2065 PORTFOLIO | ONE CHOICE 2065 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	12.75%	16.23%	(17.74%)	14.55%
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO | ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	6.86%	10.80%	(13.18%)
ONE CHOICE BLEND+ 2025 PORTFOLIO | ONE CHOICE BLEND+ 2025 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	7.62%	(13.72%)	11.65%
ONE CHOICE BLEND+ 2030 PORTFOLIO | ONE CHOICE BLEND+ 2030 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	8.49%	12.72%	(14.47%)
ONE CHOICE BLEND+ 2035 PORTFOLIO | ONE CHOICE BLEND+ 2035 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	9.98%	13.85%	(15.52%)
ONE CHOICE BLEND+ 2040 PORTFOLIO | ONE CHOICE BLEND+ 2040 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	11.50%	14.75%	(16.18%)
ONE CHOICE BLEND+ 2045 PORTFOLIO | ONE CHOICE BLEND+ 2045 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	12.99%	15.59%	(16.54%)
ONE CHOICE BLEND+ 2050 PORTFOLIO | ONE CHOICE BLEND+ 2050 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	13.97%	16.24%	(16.74%)
ONE CHOICE BLEND+ 2055 PORTFOLIO | ONE CHOICE BLEND+ 2055 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	14.50%	16.67%	(16.89%)
ONE CHOICE BLEND+ 2060 PORTFOLIO | ONE CHOICE BLEND+ 2060 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	15.21%	16.89%	(16.93%)
ONE CHOICE BLEND+ 2065 PORTFOLIO | ONE CHOICE BLEND+ 2065 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	15.18%	16.83%	(16.90%)
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE | ONE CHOICE PORTFOLIO: VERY CONSERVATIVE INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	5.91%	7.60%	(11.33%)	6.63%	9.42%	11.97%	(2.49%)	6.46%	5.61%	(1.12%)
ONE CHOICE PORTFOLIO: CONSERVATIVE | ONE CHOICE PORTFOLIO: CONSERVATIVE INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	7.42%	10.52%	(14.00%)	9.03%	12.81%	16.07%	(4.88%)	11.09%	5.58%	(1.39%)
ONE CHOICE PORTFOLIO: MODERATE | ONE CHOICE PORTFOLIO: MODERATE INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	10.06%	13.03%	(16.30%)	11.83%	16.07%	20.16%	(6.66%)	15.43%	6.45%	(1.56%)
ONE CHOICE PORTFOLIO: AGGRESSIVE | ONE CHOICE PORTFOLIO: AGGRESSIVE INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	12.24%	15.15%	(17.21%)	13.88%	18.18%	23.86%	(8.08%)	19.13%	6.89%	(1.26%)
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE | ONE CHOICE PORTFOLIO: VERY AGGRESSIVE INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	14.42%	17.28%	(19.52%)	15.87%	21.15%	27.64%	(9.99%)	22.78%	7.40%	(1.30%)